UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1 , 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Pennsylvania Tax Exempt Income Fund
Class A [PTEPX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam Pennsylvania Tax Exempt Income Fund returned 3.47%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	An underweight position in water and sewer bonds and overweight positions in nursing homes and private higher-education bonds

Top detractors from performance:
↓	Security selection within local-backed bonds and an underweight position in tobacco bonds
↓	Security selection within non-rated bonds
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38917-ATSA-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.47	0.79	1.98
Class A (with sales charge)	-0.67	-0.03	1.56
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$103,156,727
Total Number of Portfolio Holdings*	112
Total Management Fee Paid	$461,438
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38917-ATSA-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38917-ATSA-0724

Putnam Pennsylvania Tax Exempt Income Fund
Class B [PPNBX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$151	1.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class B shares of Putnam Pennsylvania Tax Exempt Income Fund returned 2.85%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	An underweight position in water and sewer bonds and overweight positions in nursing homes and private higher-education bonds

Top detractors from performance:
↓	Security selection within local-backed bonds and an underweight position in tobacco bonds
↓	Security selection within non-rated bonds
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38917-ATSB-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	2.85	0.17	1.46
Class B (with sales charge)	-2.15	-0.19	1.46
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$103,156,727
Total Number of Portfolio Holdings*	112
Total Management Fee Paid	$461,438
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38917-ATSB-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38917-ATSB-0724

Putnam Pennsylvania Tax Exempt Income Fund
Class C [PPNCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Putnam Pennsylvania Tax Exempt Income Fund returned 2.69%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	An underweight position in water and sewer bonds and overweight positions in nursing homes and private higher-education bonds

Top detractors from performance:
↓	Security selection within local-backed bonds and an underweight position in tobacco bonds
↓	Security selection within non-rated bonds
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38917-ATSC-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.69	0.02	1.36
Class C (with sales charge)	1.69	0.02	1.36
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$103,156,727
Total Number of Portfolio Holdings*	112
Total Management Fee Paid	$461,438
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38917-ATSC-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38917-ATSC-0724

Putnam Pennsylvania Tax Exempt Income Fund
Class R6 [PPTRX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of Putnam Pennsylvania Tax Exempt Income Fund returned 3.75%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	An underweight position in water and sewer bonds and overweight positions in nursing homes and private higher-education bonds

Top detractors from performance:
↓	Security selection within local-backed bonds and an underweight position in tobacco bonds
↓	Security selection within non-rated bonds
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38917-ATSR6-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	3.75	1.06	2.23
Class R6 (with sales charge)	3.75	1.06	2.23
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$103,156,727
Total Number of Portfolio Holdings*	112
Total Management Fee Paid	$461,438
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38917-ATSR6-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38917-ATSR6-0724

Putnam Pennsylvania Tax Exempt Income Fund
Class Y [PPTYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$65	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class Y shares of Putnam Pennsylvania Tax Exempt Income Fund returned 3.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	A long duration position, specifically in late 2023, when municipal bonds (munis) moved in sync with falling U.S. Treasury yields
↑	A focus on longer-term munis, which outperformed intermediate and short-term munis over the period
↑	A preference for lower tiers of the investment-grade universe (A and BBB-rated bonds) and the highest-rated bonds in the high-yield universe as spreads tightened
↑	An underweight position in water and sewer bonds and overweight positions in nursing homes and private higher-education bonds

Top detractors from performance:
↓	Security selection within local-backed bonds and an underweight position in tobacco bonds
↓	Security selection within non-rated bonds
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	38917-ATSY-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	3.73	1.04	2.22
Class Y (with sales charge)	3.73	1.04	2.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$103,156,727
Total Number of Portfolio Holdings*	112
Total Management Fee Paid	$461,438
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	38917-ATSY-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	38917-ATSY-0724

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments (Code of Ethics of Franklin Templeton effective March 4, 2024) with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

May 31, 2024	$43,503	$ —	$7,657	$ —
May 31, 2023	$41,100	$ —	$7,434	$ —

For the fiscal years ended May 31, 2024 and May 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $672,020 and $249,177 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

May 31, 2024	$ —	$664,363	$ —	$ —
May 31, 2023	$ —	$241,743	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Pennsylvania
Tax Exempt
Income Fund

Financial Statements and Other Important Information

Annual | May 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Putnam Pennsylvania Tax Exempt Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Pennsylvania Tax Exempt Income Fund (the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 15, 2024

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Pennsylvania Tax Exempt Income Fund 1

The fund’s portfolio 5/31/24

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
G.O. Bonds General Obligation Bonds
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.36% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)*	Rating**	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,305,455
			1,305,455
Guam (2.1%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	575,000	578,658
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,210,222
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Baa3	425,000	427,324
			2,216,204
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	1,300,000	1,324,541
			1,324,541
Ohio (1.4%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34	A	405,000	394,513
4.00%, 7/1/33	A	390,000	381,658
4.00%, 7/1/27	A	640,000	632,266
			1,408,437
Pennsylvania (92.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds
Ser. B, AGM, 5.25%, 1/1/53	AA	1,000,000	1,071,658
Ser. B, AGM, 5.25%, 1/1/48	AA	600,000	647,713
Ser. A, AGM, 4.00%, 1/1/46	AA	750,000	700,005
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit), 5.00%, 3/1/42	A2	750,000	813,027
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network), 4.00%, 4/1/44	A	2,000,000	1,845,306
Bentworth School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 11/15/28	AA	1,430,000	1,370,882
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U.), 5.50%, 10/1/54	BBB+	1,500,000	1,551,843
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Delaware Valley U.), 5.00%, 11/1/42	BBB−/F	250,000	235,469
(St. Luke’s U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,434,101
Cheltenham Twp., Indl. Dev. Auth. Rev. Bonds, (Arcadia U.), 5.75%, perpetual maturity	BBB−	350,000	343,090
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	769,814
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	220,859
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB−	400,000	390,526
Chester Cnty., Indl. Dev. Auth. 144A Rev. Bonds, (Collegium Charter School), 6.00%, 10/15/52	BB	750,000	754,833
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	942,624
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,044,871
5.00%, 6/1/33	A1	1,000,000	1,045,355
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	445,120
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	708,546
(Penn State Hlth.), 4.00%, 11/1/44	A	1,500,000	1,413,938
Cumberland Valley, School Dist. G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/44	AA	1,500,000	1,610,591
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,480,892
Delaware Cnty., G.O. Bonds, 5.00%, 8/1/48 ##	Aa2	1,000,000	1,059,049
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,161,895

2 Pennsylvania Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	$750,000	$750,828
Erie, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,042,999
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA−	2,155,000	2,196,903
Governor Mifflin School Dist. G.O. Bonds, Ser. A, 4.00%, 4/1/39	AA−	1,000,000	1,000,750
Highlands, School Dist. G.O. Bonds, AGM
4.00%, 4/15/43	AA	700,000	690,463
4.00%, 4/15/40	AA	500,000	492,173
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A−	1,500,000	1,384,457
Lancaster Cnty., Convention Ctr. Auth. Hotel Room Rental Tax Rev. Bonds, Ser. B, 4.00%, 5/1/49	Aa2	1,000,000	901,466
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	1,000,000	1,020,729
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB−/F	1,000,000	927,427
(St. Anne’s Retirement Cmnty.), 5.00%, 3/1/45	BB/F	500,000	423,224
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Penn State Hlth.), 5.00%, 11/1/51	A	1,500,000	1,524,302
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.00%, 7/1/34	A-1	675,000	675,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	860,860
5.00%, 6/15/44	BB+/F	1,235,000	1,093,428
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes), 4.00%, 7/1/56	BBB−/F	1,030,000	757,824
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB−/F	500,000	378,916
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,272,690
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	357,045
Lehigh Cnty., General Purpose Auth. Rev. Bonds, (Muhlenberg College), 5.25%, 2/1/54 ##	A3	1,600,000	1,653,658
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,000,935
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A−/F	1,500,000	1,536,405
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	658,927
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	528,395
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A−/F	550,000	507,870
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	373,448
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	965,000	900,305
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	630,209
PA State G.O. Bonds, (Cmnwlth. of PA), 4.00%, 9/1/43	Aa3	1,235,000	1,212,365
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	400,000	436,214
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,885,286
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	251,554
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	Aa3	1,155,000	1,261,193
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA−/P	1,000,000	868,823
PA State Higher Edl. Fac. Auth. Rev. Bonds, (Drexel U.), 4.00%, 5/1/34	Baa1	1,250,000	1,190,904
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	692,768
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A2	675,000	689,169
4.75%, 12/1/37	A1	1,000,000	1,018,702
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,616,752
PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/45	Aa1	2,200,000	2,318,486
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,604,412
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	1,004,327
Philadelphia, G.O. Bonds
Ser. A, 5.00%, 8/1/37	A1	500,000	513,535
Ser. B, 5.00%, 2/1/37	A1	1,250,000	1,316,372
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/41	AA	400,000	383,756
4.00%, 7/1/40	AA	300,000	289,115

Pennsylvania Tax Exempt Income Fund 3

MUNICIPAL BONDS AND NOTES (101.1%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph U.), 5.50%, 11/1/60	A−	$1,000,000	$1,059,957
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB−	1,050,000	1,008,483
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,224,563
(St. Joseph’s U.), 5.00%, 11/1/47	A−/P	1,000,000	1,001,155
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB−	615,000	602,608
(Saint Joseph’s U.), 4.00%, 11/1/38	A−	1,000,000	954,730
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.34%, 10/1/30	VMIG 1	1,340,000	1,340,000
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB−/P	300,000	281,165
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/47	A	2,500,000	2,525,965
Philadelphia, Redev. Auth. Rev. Bonds, Ser. B, 5.00%, 9/1/43	A1	1,250,000	1,314,747
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,010,639
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,009,032
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,646,336
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 11/1/45	A1	1,000,000	1,059,451
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,031,680
5.00%, 12/15/35	A	625,000	647,225
Pittsburgh, G.O. Bonds
5.00%, 9/1/44	AA−	400,000	428,069
5.00%, 9/1/43	AA−	510,000	548,049
5.00%, 9/1/42	AA−	375,000	405,035
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	995,000	833,750
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,834,256
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program), 5.25%, 6/1/52	Aa3	1,750,000	1,885,280
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	423,577
4.00%, 11/15/41	BBB/F	505,000	432,389
4.00%, 11/15/36	BBB/F	365,000	334,325
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB−/F	500,000	494,954
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,031,754
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB−	1,400,000	1,090,792
			95,617,342
Puerto Rico (0.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	500,000	464,763
4.00%, 7/1/37	BB/P	350,000	339,570
			804,333
South Carolina (0.7%)
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	730,000	694,501
			694,501
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	339,050
			339,050
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	600,000	618,127
			618,127
Total municipal bonds and notes (cost $108,544,201)			$104,327,990

SHORT-TERM INVESTMENTS (0.6%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	593,597	$593,597
Total short-term investments (cost $593,597)		$593,597

TOTAL INVESTMENTS
Total investments (cost $109,137,798)	$104,921,587

4 Pennsylvania Tax Exempt Income Fund

Notes to the fund’s portfolio
	Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $103,156,727.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. For further details regarding security ratings, please see the Statement of Additional Information.
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	28.7%
	Education	24.4
	Local debt	22.5

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$104,327,990	$—
Short-term investments	—	593,597	—
Totals by level	$—	$104,921,587	$—

The accompanying notes are an integral part of these financial statements.

Pennsylvania Tax Exempt Income Fund 5

Financial Statements

Statement of assets and liabilities

5/31/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $108,544,201)	$104,327,990
Affiliated issuers (identified cost $593,597) (Note 5)	593,597
Interest and other receivables	1,317,076
Receivable for shares of the fund sold	2,269
Prepaid assets	6,662
Total assets	106,247,594

LIABILITIES
Payable for purchases of delayed delivery securities (Note 1)	2,747,302
Payable for shares of the fund repurchased	80,879
Payable for compensation of Manager (Note 2)	73,523
Payable for custodian fees (Note 2)	4,131
Payable for investor servicing fees (Note 2)	18,902
Payable for Trustee compensation and expenses (Note 2)	50,942
Payable for administrative services (Note 2)	375
Payable for distribution fees (Note 2)	43,608
Distributions payable to shareholders	6,756
Other accrued expenses	64,449
Total liabilities	3,090,867
Net assets	$103,156,727

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$110,636,942
Total distributable earnings (Note 1)	(7,480,215)
Total — Representing net assets applicable to capital shares outstanding	$103,156,727

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($87,907,720 divided by 10,408,043 shares)	$8.45
Offering price per class A share (100/96.00 of $8.45)*	$8.80
Net asset value and offering price per class B share ($22,805 divided by 2,705 shares)**	$8.43
Net asset value and offering price per class C share ($3,637,912 divided by 430,489 shares)**	$8.45
Net asset value, offering price and redemption price per class R6 share ($812,655 divided by 96,083 shares)	$8.46
Net asset value, offering price and redemption price per class Y share ($10,775,635 divided by 1,274,170 shares)	$8.46
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6  Pennsylvania Tax Exempt Income Fund

Statement of operations

Year ended 5/31/24

INVESTMENT INCOME
Interest (including interest income of $95,277 from investments in affiliated issuers) (Note 5)	$4,131,593
Total investment income	4,131,593

EXPENSES
Compensation of Manager (Note 2)	461,438
Investor servicing fees (Note 2)	80,752
Custodian fees (Note 2)	10,277
Trustee compensation and expenses (Note 2)	5,382
Distribution fees (Note 2)	273,655
Administrative services (Note 2)	2,935
Auditing and tax fees	50,841
Other	75,640
Total expenses	960,920
Expense reduction (Note 2)	(1,919)
Net expenses	959,001
Net investment income	3,172,592

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,790,819)
Total net realized loss	(1,790,819)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	2,165,037
Total change in net unrealized appreciation	2,165,037
Net gain on investments	374,218
Net increase in net assets resulting from operations	$3,546,810

The accompanying notes are an integral part of these financial statements.

Pennsylvania Tax Exempt Income Fund  7

Statement of changes in net assets

	Year ended 5/31/24	Year ended 5/31/23
Decrease in net assets
Operations
Net investment income	$3,172,592	$3,163,605
Net realized loss on investments	(1,790,819)	(270,347)
Change in net unrealized appreciation (depreciation) of investments	2,165,037	(4,501,935)
Net increase (decrease) in net assets resulting from operations	3,546,810	(1,608,677)
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(131,680)	(6,986)
Class B	(54)	(9)
Class C	(6,119)	(389)
Class R6	(1,172)	(61)
Class Y	(16,303)	(878)
From tax-exempt net investment income
Class A	(2,552,455)	(2,647,411)
Class B	(804)	(2,981)
Class C	(85,483)	(109,709)
Class R6	(18,652)	(24,938)
Class Y	(334,766)	(384,432)
Decrease from capital share transactions (Note 4)	(12,164,689)	(10,735,494)
Total decrease in net assets	(11,765,367)	(15,521,965)
Net assets
Beginning of year	114,922,094	130,444,059
End of year	$103,156,727	$114,922,094

The accompanying notes are an integral part of these financial statements.

8  Pennsylvania Tax Exempt Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b]	Ratio of net investment income to average net assets (%)	Portfolio turnover (%)
Class A
May 31, 2024	$8.41	.25	.04	.29	(.25)	(.25)	$8.45	3.47	$87,908.89		2.94	22
May 31, 2023	8.72	.22	(.31)	(.09)	(.22)	(.22)	8.41	(.95)	96,734.87		2.64	19
May 31, 2022	9.61	.19	(.89)	(.70)	(.19)	(.19)	8.72	(7.35)	106,419.83		2.08	21
May 31, 2021	9.22	.21	.38	.59	(.20)	(.20)	9.61	6.50	128,422.84		2.16	12
May 31, 2020	9.19	.23	.03	.26	(.23)	(.23)	9.22	2.85	125,885.83		2.51	19
Class B
May 31, 2024	$8.39	.20	.04	.24	(.20)	(.20)	$8.43	2.85	$23	1.49	2.33	22
May 31, 2023	8.70	.17	(.31)	(.14)	(.17)	(.17)	8.39	(1.57)	59	1.47	1.99	19
May 31, 2022	9.59	.14	(.89)	(.75)	(.14)	(.14)	8.70	(7.93)	242	1.43	1.47	21
May 31, 2021	9.20	.15	.39	.54	(.15)	(.15)	9.59	5.87	464	1.44	1.57	12
May 31, 2020	9.17	.17	.03	.20	(.17)	(.17)	9.20	2.21	767	1.45	1.89	19
Class C
May 31, 2024	$8.41	.19	.03	.22	(.18)	(.18)	$8.45	2.69	$3,638	1.64	2.18	22
May 31, 2023	8.73	.16	(.32)	(.16)	(.16)	(.16)	8.41	(1.82)	5,036	1.62	1.88	19
May 31, 2022	9.62	.12	(.89)	(.77)	(.12)	(.12)	8.73	(8.04)	7,908	1.58	1.34	21
May 31, 2021	9.22	.13	.40	.53	(.13)	(.13)	9.62	5.81	7,847	1.59	1.42	12
May 31, 2020	9.19	.16	.03	.19	(.16)	(.16)	9.22	2.06	11,305	1.60	1.74	19
Class R6
May 31, 2024	$8.42	.27	.04	.31	(.27)	(.27)	$8.46	3.75	$813.61		3.21	22
May 31, 2023	8.74	.25	(.32)	(.07)	(.25)	(.25)	8.42	(.80)	848.59		2.91	19
May 31, 2022	9.63	.22	(.89)	(.67)	(.22)	(.22)	8.74	(7.05)	886.56		2.40	21
May 31, 2021	9.23	.23	.40	.63	(.23)	(.23)	9.63	6.89	298.57		2.43	12
May 31, 2020	9.20	.25	.03	.28	(.25)	(.25)	9.23	3.10	220.57		2.76	19
Class Y
May 31, 2024	$8.42	.27	.04	.31	(.27)	(.27)	$8.46	3.73	$10,776.64		3.18	22
May 31, 2023	8.73	.25	(.31)	(.06)	(.25)	(.25)	8.42	(.70)	12,245.62		2.88	19
May 31, 2022	9.63	.22	(.90)	(.68)	(.22)	(.22)	8.73	(7.20)	14,990.58		2.33	21
May 31, 2021	9.23	.23	.40	.63	(.23)	(.23)	9.63	6.87	17,781.59		2.41	12
May 31, 2020	9.20	.25	.03	.28	(.25)	(.25)	9.23	3.08	11,612.60		2.74	19

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

Pennsylvania Tax Exempt Income Fund  9

Notes to financial statements 5/31/24

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Pennsylvania Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in tax-exempt investments. Tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and Pennsylvania personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Interest income from private activity bonds may be subject to federal AMT for individuals. These investments are not included for the purpose of complying with the 80% investment policy. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares after 8 years
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R6†	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

10   Pennsylvania Tax Exempt Income Fund

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$889,993	$2,511,898	$3,401,891

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $24,550 to decrease undistributed net investment income and $24,550 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$1,341,401
Unrealized depreciation	(5,533,062)
Net unrealized depreciation	(4,191,661)
Undistributed tax-exempt income	120,094
Capital loss carryforward	(3,401,891)
Cost for federal income tax purposes	$109,113,248

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion and
0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.427% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers, replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If

Pennsylvania Tax Exempt Income Fund   11

Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$68,932
Class B	28
Class C	3,176
Class R6	310
Class Y	8,306
Total	$80,752

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,919 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $82, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.25%	$230,800
Class B	1.00%	0.85%	316
Class C	1.00%	1.00%	42,539
Total			$273,655

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,439 from the sale of class A shares and received no monies and $16 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$23,353,429	$29,841,457
U.S. government securities (Long-term)	—	—
Total	$23,353,429	$29,841,457

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

12   Pennsylvania Tax Exempt Income Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	439,113	$3,691,988	825,120	$7,006,836
Shares issued in connection with reinvestment of distributions	290,764	2,443,530	286,140	2,411,273
	729,877	6,135,518	1,111,260	9,418,109
Shares repurchased	(1,828,921)	(15,345,117)	(1,805,055)	(15,195,574)
Net decrease	(1,099,044)	$(9,209,599)	(693,795)	$(5,777,465)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	740	$6,301
Shares issued in connection with reinvestment of distributions	102	851	281	2,364
	102	851	1,021	8,665
Shares repurchased	(4,453)	(37,664)	(21,736)	(182,871)
Net decrease	(4,351)	$(36,813)	(20,715)	$(174,206)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	15,946	$134,584	79,667	$676,679
Shares issued in connection with reinvestment of distributions	10,715	90,047	12,642	106,615
	26,661	224,631	92,309	783,294
Shares repurchased	(194,825)	(1,630,420)	(399,918)	(3,398,586)
Net decrease	(168,164)	$(1,405,789)	(307,609)	$(2,615,292)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	36,998	$318,600	14,609	$123,619
Shares issued in connection with reinvestment of distributions	2,338	19,705	2,947	24,871
	39,336	338,305	17,556	148,490
Shares repurchased	(43,941)	(374,417)	(18,293)	(156,105)
Net decrease	(4,605)	$(36,112)	(737)	$(7,615)
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	324,842	$2,764,571	355,776	$3,030,510
Shares issued in connection with reinvestment of distributions	39,401	331,499	43,146	363,916
	364,243	3,096,070	398,922	3,394,426
Shares repurchased	(544,877)	(4,572,446)	(660,537)	(5,555,342)
Net decrease	(180,634)	$(1,476,376)	(261,615)	$(2,160,916)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class R6	1,312	1.4%	$11,100

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P*	$1,677,279	$30,171,562	$31,255,244	$95,277	$593,597
Total Short-term investments	$1,677,279	$30,171,562	$31,255,244	$95,277	$593,597
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of Pennsylvania and may be affected by economic and political developments in that state.

Pennsylvania Tax Exempt Income Fund   13

Federal tax information (Unaudited)

The fund has designated $3,010,490 of dividends paid from net investment income during the reporting period as tax exempt for federal income tax purposes.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

14 Pennsylvania Tax Exempt Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
6,230,990	262,504	688,820

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
6,234,276	252,844	695,194

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Pennsylvania Tax Exempt Income Fund 15

© 2024 Franklin Templeton. All rights reserved.	38917-AFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024